UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
 (Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:

RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2009

Date of reporting period: JUNE 30, 2009

ITEM 1.          REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)
June 30, 2009

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Semi-Annual Report

June 30, 2009

Contents

Portfolio Asset Allocation	2

Unaudited Financial Statements

Statement of Assets and Liabilities	3
Statement of Investments	4
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Notes to Financial Statements	12
Schedule of Changes in Investments in Affiliates	23

Supplemental Information

Approval of Investment Management Agreements	24

Special Value Continuation Partners, LP (the “Partnership”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Partnership’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  The Partnership’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Partnership’s proxy voting guidelines and information regarding how the Partnership voted proxies relating to portfolio investments during the most recent twelve-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the Partnership’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000.  Collect calls for this purpose are accepted.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Portfolio Asset Allocation (Unaudited)

June 30, 2009

Portfolio Holdings by Investment Type (% of Cash and Investments)

Portfolio Holdings by Industry (% of Cash and Investments)

Wired Telecommunications Carriers	13.9%
Other Electrical Equipment and Component Manufacturing	12.1%
Data Processing, Hosting, and Related Services	11.2%
Satellite Telecommunications	9.7%
Architectural, Engineering, and Related Services	8.9%
Nonferrous Metal (except Aluminum) Production and Processing	7.5%
Other Information Services	5.4%
Communications Equipment Manufacturing	3.9%
Offices of Real Estate Agents and Brokers	2.1%
Industrial Machinery Manufacturing	1.8%
Semiconductor and Other Electronic Component Manufacturing	1.7%
Motor Vehicle Manufacturing	1.1%
Depository Credit Intermediation	1.0%
Full-Service Restaurants	1.0%
Nondepository Credit Intermediation	0.8%
Grocery Stores	0.7%
Other Amusement and Recreation Industries	0.6%
Securities and Commodity Contracts Intermediation and Brokerage	0.4%
Petroleum and Coal Products Manufacturing	0.3%
Plastics Product Manufacturing	0.3%
Computer and Peripheral Equipment Manufacturing	0.2%
Radio and Television Broadcasting	0.2%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	0.2%
Electric Power Generation, Transmission and Distribution	0.1%
Gambling Industries	0.1%
Metalworking Machinery Manufacturing	0.1%
Support Activities for Air Transportation	0.1%
Couriers and Express Delivery Services	0.0%
Management, Scientific, and Technical Consulting Services	0.0%
Other General Merchandise Stores	0.0%
Tobacco Manufacturing	0.0%
Cash and Cash Equivalents	14.6%
Total	100.0%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Assets and Liabilities (Unaudited)

June 30, 2009

Assets
Investments, at fair value:
Unaffiliated issuers (cost $311,678,136)	$191,839,211
Controlled companies (cost $36,752,796)	11,874,828
Other affiliates (cost $123,842,333)	133,258,499
Total investments (cost $472,273,265)	336,972,538

Cash and cash equivalents	57,934,282
Accrued interest income:
Unaffiliated issuers	3,553,743
Controlled companies	10,978
Other affiliates	320,807
Receivable for investment securities sold	10,384,197
Deferred debt issuance costs	2,240,044
Receivable from parent	179,811
Prepaid expenses and other assets	160,017
Total assets	411,756,417

Liabilities
Credit facility payable	64,000,000
Payable for investment securities purchased	4,989,066
Management and advisory fees payable	565,599
Unrealized depreciation on swaps	474,069
Payable to affiliate	88,754
Interest payable	69,314
Accrued expenses and other liabilities	327,237
Total liabilities	70,514,039

Preferred equity facility
Series A preferred interests; $20,000/interest liquidation preference; 6,700 interests authorized, issued and outstanding	134,000,000
Accumulated distributions on Series A preferred interests	443,834
Total preferred limited partner interests	134,443,834

Net assets applicable to common limited and general partners	206,798,544

Composition of net assets applicable to common limited and general partners
Paid-in capital	358,636,781
Accumulated net investment income	16,531,116
Accumulated net realized losses	(32,535,681)
Accumulated net unrealized depreciation	(135,833,672)
Net assets applicable to common limited and general partners	$206,798,544

See accompanying notes.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

June 30, 2009

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (55.15%)
Bank Debt (30.85%) (1)
Architectural, Engineering, and Related Services (0.82%)
Alion Science & Technology Corporation, 1st Lien Term Loan, LIBOR + 6%, due 2/6/13 (Acquired 4/14/08, Amortized Cost $3,042,537)	$3,886,228	$3,244,777	0.82%

Communications Equipment Manufacturing (3.88%)
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14 (Acquired 12/13/07, Amortized Cost $18,649,293)	$19,839,674	15,326,148	3.88%

Computer and Peripheral Equipment Manufacturing (0.25%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14 (Acquired 5/24/07, Amortized Cost $1,181,604)	$1,312,893	978,106	0.25%

Data Processing, Hosting, and Related Services (5.07%)
GXS Worldwide, Inc., 1st Lien Term Loan, Prime + 4.75%, due 3/31/13 (Acquired 10/12/07, Amortized Cost $6,902,432)	$7,043,299	6,585,484	1.67%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 10.25%, due 9/30/13 (Acquired 10/12/07, Amortized Cost $14,379,238)	$14,598,211	13,430,354	3.40%
Total Data Processing, Hosting, and Related Services		20,015,838

Electric Power Generation, Transmission and Distribution (0.05%)
La Paloma Generating Company Residual Bank Debt (Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $1,885,234) (3)	$23,218,324	211,508	0.05%

Metalworking Machinery Manufacturing (0.14%)
Mold-Masters Group, 1st Lien Term Loan, LIBOR + 3.5%, due 10/11/14 (Acquired 6/22/09, Amortized Cost $433,861)	$774,752	561,695	0.14%

Motor Vehicle Manufacturing (1.13%)
General Motors Corporation, Revolver, LIBOR + 2.5%, due 7/20/11 (Acquired 9/27/07, 11/27/07, and 12/14/07, Amortized Cost $4,055,281)	$4,500,000	4,454,656	1.13%

Offices of Real Estate Agents and Brokers (1.51%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13 (Acquired 6/28/07, 7/9/07, and 7/13/07, Amortized Cost $9,893,333)	$13,000,000	5,958,333	1.51%

Other Electrical Equipment and Component Manufacturing (1.91%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12 (Acquired 12/31/07, Amortized Cost $7,867,657) (2), (14)	$7,867,657	7,533,281	1.91%

Petroleum and Coal Products Manufacturing (0.33%)
Building Materials Corporation of America, 2nd Lien Term Loan, LIBOR + 5.75%, due 9/15/14 (Acquired 5/20/09, 5/28/09, and 6/2/09, Amortized Cost $1,223,609)	$1,599,318	1,283,453	0.33%

Radio and Television Broadcasting (0.17%)
High Plains Broadcasting Operating Company, Term Loan, Prime + 4%, due 9/14/16 (Acquired 9/15/08, Amortized Cost $179,919)	$197,713	138,399	0.04%

Newport Television LLC, Term Loan B, Prime + 5%, due 9/14/16 (Acquired 5/1/08 and 5/29/08, Amortized Cost $679,615)	$746,829	522,781	0.13%
Total Radio and Television Broadcasting		661,180

Satellite Telecommunications (8.05%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan, LIBOR + 4% Cash + 2.5% PIK, due 12/31/09 (Acquired 9/29/06, Amortized Cost $13,928,218) (4)	$13,861,797	13,434,853	3.40%

WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan, 8.5% Cash + 7.25% PIK, due 8/15/11 (Acquired 9/29/06, Amortized Cost $17,785,409) (4)	$18,197,700	18,354,200	4.65%
Total Satellite Telecommunications		31,789,053

Semiconductor and Other Electronic Component Manufacturing (1.66%)
Celerity, Inc., Senior Secured Notes, LIBOR + 12%, due 11/30/09 (Acquired 4/15/08, 1/21/09, 2/2/09, 2/27/09, and 4/28/09, Amortized Cost $22,079,264) (3)	$22,116,385	6,192,588	1.57%
Celerity, Inc., Senior 2nd Lien Secured Convertible Notes, 12% PIK, due 12/31/09 (Acquired 4/15/08, Amortized Cost $7,316,697) (3)	$7,316,697	365,835	0.09%
Total Semiconductor and Other Electronic Component Manufacturing		6,558,423

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2009

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Wired Telecommunications Carriers (5.88%)
Cavalier Telephone Corporation, Senior Secured 1st Lien Term Loan, PRIME + 6.25% PIK, due 12/31/12 (Acquired 4/24/08, Amortized Cost $677,323)	$866,750	$486,825	0.12%
Global Crossing Limited, Tranche B Term Loan, LIBOR + 6.25%, due 5/9/12 (Acquired 5/13/09, Amortized Cost $245,897)	$330,063	280,224	0.07%
Integra Telecom, Inc., 1st Lien Term Loan, Prime + 3.75%, due 8/31/13 (Acquired 5/20/09 and 6/20/09, Amortized Cost $137,413)	$157,655	143,460	0.04%
Integra Telecom, Inc., 2nd Lien Term Loan, Prime + 6%, due 2/28/14 (Acquired 9/05/07, 6/17/09, and 6/30/09, Amortized Cost $3,649,072) (3)	$4,210,144	3,043,934	0.77%
Integra Telecom, Inc., Term Loan, LIBOR + 10% PIK, due 8/31/14 (Acquired 9/05/07, Amortized Cost $5,035,778)	$5,035,778	820,832	0.21%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13 (Acquired 8/01/07, Amortized Cost $10,940,248) (2), (4)	$11,249,612	9,304,835	2.36%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14 (Acquired 7/31/07, Amortized Cost $8,281,636) (2), (4)	$8,281,636	7,540,429	1.91%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 (Acquired 8/29/07 and 11/29/07, Amortized Cost $2,111,865) - (Netherlands) (4), (9)	€1,538,600	1,568,598	0.40%
Total Wired Telecommunications Carriers		23,189,137

Total Bank Debt (Cost $162,562,433)		121,765,588

Other Corporate Debt Securities (24.30%)

Architectural, Engineering, and Related Services (2.51%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$9,978,000	3,991,200	1.01%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15 (2), (4)	$6,162,958	5,913,358	1.50%
Total Architectural, Engineering, and Related Services		9,904,558

Couriers and Express Delivery Services (0.03%)
Federal Express Corporation, Fixed Rate Notes, 5.5%, due 8/15/09	$100,000	100,508	0.03%

Data Processing, Hosting, and Related Services (5.45%)
Anacomp, Inc., Promissory Note, LIBOR + 6.5% PIK, due 8/31/09 (2), (10)	$1,225,124	1,212,873	0.31%
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK, due 3/12/13 (2), (10)	$8,616,624	7,846,795	1.99%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17 (Acquired 6/17/09, Amortized Cost $12,462,554) (5)	$13,100,000	12,445,000	3.15%
Total Data Processing, Hosting, and Related Services		21,504,668

Depository Credit Intermediation (0.55%)
Wells Fargo & Company, FDIC Guaranteed Notes, 3%, due 12/9/11	$2,000,000	2,059,480	0.52%
Wells Fargo & Company, Senior Unsecured FRN, LIBOR + 0.1%, due 9/15/09	$100,000	100,049	0.03%
Total Depository Credit Intermediation		2,159,529

Full-Service Restaurants (1.00%)
Landry's Restaurant, Inc., Senior Secured Notes, 14%, due 8/15/11 (Acquired 6/9/09, Amortized Cost $3,948,480) (5)	$4,113,000	3,948,480	1.00%

Gambling Industries (0.05%)
Harrah's Operating Company Inc., Senior Secured Notes, 10%, due 12/15/18 (Acquired 6/25/09, Amortized Cost $189,175) (5)	$329,000	194,100	0.05%

Grocery Stores (0.66%)
Safeway, Inc., Senior Unsecured Notes, 7.5%, due 9/15/09	$2,600,000	2,624,544	0.66%

Industrial Machinery Manufacturing (1.74%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13 (Acquired 8/20/08, Amortized Cost $6,783,482) (5)	$7,778,000	6,852,418	1.74%

Management, Scientific, and Technical Consulting Services (0.03%)
IBM Corporation, Senior Unsecured Notes, 4.25%, due 9/15/09	$100,000	100,607	0.03%

Nondepository Credit Intermediation (0.77%)
Fannie Mae, Fixed Rate Notes, 5.125%, due 7/13/09	$100,000	100,165	0.03%
Federal Farm Credit Bank, Fixed Rate Notes, 5.25%, due 8/3/09	$100,000	100,430	0.03%
Federal Home Loan Bank, Fixed Rate Notes, 6.5%, due 8/14/09	$100,000	100,738	0.03%
Freddie Mac, Fixed Rate Notes, 4.25%, due 7/15/09	$100,000	100,154	0.03%
General Electric Capital Corp., FDIC Guaranteed Notes, 1.8%, due 3/11/11	$500,000	504,940	0.13%
General Electric Capital Corp., FDIC Guaranteed Notes, 3%, due 12/9/11	$2,000,000	2,066,280	0.52%
Total Nondepository Credit Intermediation		2,972,707

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2009

Showing Percentage of Total Cash and Investments of the Partnership

	Principal Amount	Fair	Percent of Cash
Investment	or Shares	Value	and Investments

Debt Investments (continued)
Offices of Real Estate Agents and Brokers (0.57%)
Realogy Corporation, Senior Note, 10.5%, due 4/15/14	$1,965,000	$854,775	0.22%
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$4,915,000	1,376,200	0.35%
Total Offices of Real Estate Agents and Brokers		2,230,975

Other Amusement and Recreation Industries (0.57%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes, 14% Cash or 15.625% PIK, due 10/1/13 (Acquired 10/1/07, Amortized Cost $45,025,305) (3), (5)	$44,090,666	2,248,624	0.57%

Other General Merchandise Stores (0.03%)
Walmart Stores, Inc., Senior Unsecured Notes, 6.875%, due 8/10/09	$100,000	100,620	0.03%

Other Information Services (4.90%)
IRI Holdco (RW), LLC, Note Receivable, 8%, due 12/12/11 (Acquired 10/31/08, Cost $18,874,300) (4), (5)	20,044,707	19,343,142	4.90%

Plastics Product Manufacturing (0.34%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09 (3)	$13,477,000	1,347,700	0.34%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.21%)
AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$1,029,000	825,773	0.21%

Securities and Commodity Contracts Intermediation and Brokerage (0.38%)
Goldman Sachs Group, Inc., FDIC Guaranteed Notes, 1.7%, due 3/15/11	$500,000	503,110	0.13%
JP Morgan Chase & Co., FDIC Guaranteed Notes, 1.65%, due 2/23/11	$1,000,000	1,005,840	0.25%
Total Securities and Commodity Contracts Intermediation and Brokerage		1,508,950

Tobacco Manufacturing (0.03%)
Philip Morris Capital Corporation, Senior Unsecured Notes, 7.5%, due 7/16/09	$115,000	115,107	0.03%

Wired Telecommunications Carriers (4.48%)
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17 (Acquired 8/29/07, Amortized Cost $20,949,884) - (Netherlands) (4), (5), (9)	€15,156,885	17,685,729	4.48%

Total Other Corporate Debt Securities (Cost $155,112,510)		95,768,739

Total Debt Investments (Cost $317,674,943)		217,534,327

Equity Securities (30.21%)
Architectural, Engineering, and Related Services(5.58%)
ESP Holdings, Inc., Common Stock (Acquired 9/12/07, Cost $9,311,782) (2), (3), (5), (6), (8)	88,670	16,871,337	4.27%
ESP Holdings, Inc., 15% PIK, Preferred Stock (Acquired 9/12/07, Cost $4,502,521) (2), (3), (4), (5), (6)	40,618	5,160,563	1.31%
Total Architectural, Engineering, and Related Services		22,031,900

Data Processing, Hosting, and Related Services (0.71%)
Anacomp, Inc., Common Stock (Acquired during 2002, 2003, 2005, and 2006, Cost $26,711,048) (2), (3), (5), (10)	1,253,969	2,815,160	0.71%

Depository Credit Intermediation (0.45%)
Doral Holdings, LP Interest (Acquired 7/12/07, Cost $11,138,132) (3), (5)	11,138,132	1,792,013	0.45%

Industrial Machinery Manufacturing (0.03%)
GSI Group Inc. Common Stock (Acquired 8/20/08, Amortized Cost $1,136,228) (3), (5)	216,987	107,409	0.03%

Nonferrous Metal (except Aluminum) Production and Processing (7.52%)
International Wire Group, Inc., Common Stock (Acquired 10/20/04, Cost $29,012,690) (2), (4), (5), (6)	1,979,441	29,691,615	7.52%

Other Electrical Equipment and Component Manufacturing (10.21%)
EaglePicher Holdings, Inc., Common Stock (Acquired 3/9/05, Cost $24,285,461) (2), (3), (4), (5), (6), (7)	1,312,720	40,353,013	10.21%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2009

Showing Percentage of Total Cash and Investments of the Partnership

	Principal Amount	Fair	Percent of Cash
Investment	or Shares	Value	and Investments

Equity Securities (continued)
Other Information Services (0.49%)
IRI Holdco (RW), LLC, Warrants to Purchase IRI Preferred Stock (Acquired 10/31/08, Cost $1,170,406) (3), (4), (5)	4,063,914	$1,950,679	0.49%

Plastics Product Manufacturing (0.00%)
Pliant Corporation, Common Stock (Acquired 7/18/06, Cost $177) (3), (5), (13)	422	-	0.00%
Pliant Corporation, 13% PIK, Preferred Stock (3)	5,570,318	-	0.00%
Total Plastics Product Manufacturing		-

Satellite Telecommunications (1.69%)
WildBlue Communications, Inc., Warrants to Purchase Common Stock (Acquired 10/23/06, Cost $673,094) (3), (4), (5)	51,896	6,688,356	1.69%

Semiconductor and Other Electronic Component Manufacturing (0.00%)
Celerity, Inc., Common Stock (Acquired 12/23/04, 9/8/05, and 2/1/06, Cost $12,135,924) (3), (5)	2,427,185	-	0.00%
Kinetics Holdings, LLC, Common Units (Acquired 1/7/05, Cost $2,587,349) (3), (5)	3,384,000	1	0.00%
Total Semiconductor and Other Electronic Component Manufacturing		1

Support Activities for Air Transportation (0.05%)
Alabama Aircraft Industries, Inc., Common Stock (Acquired 3/12/02, 3/13/02, and 12/11/02, Cost $3,550,121) (3), (5)	164,636	222,259	0.05%

Wired Telecommunication Carriers (3.48%)
ITC^DeltaCom, Inc., Common Stock (Acquired 7/31/07, Cost $23,477,380) (2), (3), (5), (6), (12)	10,890,068	10,890,068	2.75%
NEF Kamchia Co-Investment Fund, LP Interest (Acquired 7/31/07, Cost $3,367,227) - (Cayman Islands) (3), (4), (5), (9)	2,455,500	2,895,738	0.73%
Total Wired Telecommunication Carriers		13,785,806

Total Equity Securities (Cost $154,598,322)		119,438,211

Total Investments (Cost $472,273,265) (11)		336,972,538

Cash and Cash Equivalents (14.64%)
Chevron Funding, Commercial Paper, 0.17%, 7/1/09	$1,000,000	1,000,000	0.25%
Wells Fargo & Company, Commercial Paper, 0.05%, 7/1/09	$5,000,000	5,000,000	1.26%
Citicorp, Commercial Paper, 0.35%, 7/7/09	$6,000,000	5,999,650	1.52%
Toyota Motor Credit Corporation, Commercial Paper, 0.15%, 7/7/09	$15,000,000	14,999,625	3.80%
General Electric Capital Corporation, Commercial Paper, 0.15%, 7/10/09	$5,000,000	4,999,813	1.26%
UBS Finance, Commercial Paper, 0.17%, 7/13/09	$4,000,000	3,999,773	1.01%
General Electric Capital Corporation, Commercial Paper, 0.17%, 7/15/09	$10,000,000	9,999,339	2.53%
Wells Fargo & Company, Commercial Paper, 0.20%, 7/22/09	$5,000,000	4,999,417	1.26%
Union Bank of California, Commercial Paper, 0.15%, 7/29/09	$5,000,000	4,999,417	1.26%
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%, Collateralized by Federal Home Loan Bank Discount Note	$1,536,789	1,536,789	0.39%
Cash Held on Account at Various Institutions	$400,459	400,459	0.10%
Total Cash and Cash Equivalents		57,934,282

Total Cash and Investments		$394,906,820	100.00%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2009

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

(3)	Non-income producing security.

(4)	Priced by an independent third party pricing service.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	The Partnership's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8)	Priced by Investment Manager.

(9)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to US dollars.

(10)	Issuer is a controlled company.

(11)	Includes investments with an aggregate market value of $5,160,562 that have been segregated to collateralize certain unfunded commitments.

(12)	Priced using the closing price per Pink Sheets.

(13)
The Partnership may demand registration of the shares as part of a majority (by interest) of the holders of the registrable shares of the issuer, or in connection with an initial public offering by the issuer.

(14)	Average quote obtained by multiple market brokers

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $45,763,984 and $61,778,148 respectively.
Aggregate purchases includes investment assets received as payment in-kind. Aggregate sales includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of June 30, 2009 was $303,921,292, or 77% of total cash and investments of the Partnership.

Swaps at June 30, 2009 were as follows:

		Fair
Instrument	Notional Amount	Value

Swaps
Euro/US Dollar Cross Currency Basis Swap, Pay Euros/Receive USD, Expires 5/16/14	$12,081,888	$(474,069)

See accompanying notes.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Operations (Unaudited)

Six Months Ended June 30, 2009

Investment income
Interest income:
Unaffiliated issuers	$9,506,869
Controlled companies	634,336
Other affiliates	1,853,927
Other income:
Unaffiliated issuers	142,651
Other affiliates	18,222
Total investment income	12,156,005

Operating expenses
Management and advisory fees	3,393,594
Legal fees, professional fees and due diligence expenses	230,680
Amortization of deferred debt issuance costs	218,335
Interest expense	191,672
Commitment fees	108,625
Director fees	56,126
Custody fees	47,264
Insurance expense	39,816
Other operating expenses	214,186
Total expenses	4,500,298

Net investment income	7,655,707

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(5,662,223)
Investments in affiliated issuers	(4,128,345)
Foreign currency transactions	74,519
Net realized loss	(9,716,049)

Net change in unrealized appreciation/depreciation on:
Investments	13,996,213
Foreign currency	(80,759)
Net change in unrealized appreciation/depreciation	13,915,454
Net realized and unrealized gain	4,199,405

Dividends paid on preferred equity facility	(1,713,379)
Net change in accumulated dividends on preferred equity facility	729,634

Net increase in net assets applicable to common limited and general partners resulting from operations	$10,871,367

See accompanying notes.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (Unaudited)
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of period	$195,927,177	$195,927,177	$-

Net investment income	7,655,707	7,655,707	-
Net realized loss on investments and foreign currency	(9,716,049)	(9,716,049)	-
Net change in unrealized appreciation/depreciation on investments and foreign currency	13,915,454	13,915,454	-
Dividends paid on preferred equity facility	(1,713,379)	(1,713,379)	-
Net change in accumulated dividends on preferred equity facility	729,634	729,634	-
Net increase in net assets applicable to common limited and general partners resulting from operations	10,871,367	10,871,367	-

Distributions to common limited partner from:
Net investment income	-	-	-

Net assets applicable to common limited and general partners, end of period (including accumulated net investment income of $16,531,116, $16,180,601 and $350,515, respectively)	$206,798,544	$206,798,544	$-

	Year Ended December 31, 2008
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of period	$395,653,423	$392,503,508	$3,149,915

Net investment income	22,737,193	22,363,638	373,555
Net realized loss on investments and foreign currency	(22,817,266)	(22,442,396)	(374,870)
Net change in unrealized appreciation/depreciation on investments and foreign currency	(186,457,070)	(183,393,724)	(3,063,346)
Dividends paid on preferred equity facility	(5,953,838)	(5,856,021)	(97,817)
Net change in accumulated dividends on preferred equity facility	764,735	752,171	12,564
Net decrease in net assets applicable to common limited and general partners resulting from operations	(191,726,246)	(188,576,331)	(3,149,915)

Distributions to common limited partner from:
Net investment income	(8,000,000)	(8,000,000)	-

Net assets applicable to common limited and general partners, end of period (including accumulated net investment income of $9,859,154, $9,508,639, and $350,515, respectively)	$195,927,177	$195,927,177	$-

See accompanying notes.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2009

Operating activities
Net increase in net assets applicable to common limited and general partners resulting from operations	$10,871,367
Adjustments to reconcile net increase in net assets applicable to common limited and general partners resulting from operations to net cash provided by operating activities:
Net realized loss on investments	9,790,568
Net change in unrealized depreciation on investments	(13,996,213)
Dividends paid on preferred equity facility	1,713,379
Decrease in accumulated dividends on preferred equity facility	(729,634)
Accretion of original issue discount	(40,937)
Accretion of market discount	(303,556)
Income from paid in-kind capitalization	(4,143,822)
Amortization of deferred debt issuance costs	218,335
Changes in assets and liabilities:
Purchases of investment securities	(41,620,162)
Proceeds from sales, maturities and paydowns of investment securities	61,778,148
Increase in accrued interest income - unaffiliated issuers	(127,529)
Decrease in accrued interest income - controlled companies	1,332
Decrease in accrued interest income - other affiliates	184,627
Increase in receivable for investment securities sold	(10,384,197)
Increase in receivable from parent	(132,724)
Increase in prepaid expenses and other assets	(98,955)
Decrease in dividends receivable	2,137,796
Increase in payable for investment securities purchased	4,289,176
Decrease in interest payable	(605,891)
Decrease in management and advisory fees payable	(125,000)
Decrease in accrued expenses and other liabilities	(72,607)
Decrease in payable to affiliate	(16,089)
Net cash provided by operating activities	18,587,412

Financing activities
Proceeds from draws on credit facility	35,000,000
Principal repayments on credit facility	(5,000,000)
Dividends paid on preferred equity facility	(1,713,379)
Net cash provided by financing activities	28,286,621

Net increase in cash and cash equivalents	46,874,033
Cash and cash equivalents at beginning of period	11,060,249
Cash and cash equivalents at end of period	$57,934,282

Supplemental cash flow information:
Interest payments	$797,563

See accompanying notes.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited)

June 30, 2009

1.  Organization and Nature of Operations

Special Value Continuation Partners, LP (the “Partnership”), a Delaware Limited Partnership, is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes.

Investment operations commenced and initial funding was received on July 31, 2006.  The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities.  The stated objective of the Partnership is to achieve high total returns while minimizing losses.  Special Value Continuation Fund, LLC (“SVCF” or the “Common Limited Partner”) owns the entire common limited partner interest in the Partnership.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of the Partnership.  Babson Capital Management LLC serves as Co-Manager.  Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.  The Partnership, TCP, SVOF/MM and their members and affiliates may be considered related parties.

Partnership management consists of the General Partner and the Board of Directors.  The General Partner directs and executes the day-to-day operations of the Partnership, subject to oversight from the Board of Directors, which performs certain functions required by the 1940 Act.  The Board of Directors has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager.  The Board of Directors consists of three persons, two of whom are independent.  If the Partnership has preferred limited partner interests outstanding, as it currently does, the holders of the preferred limited partner interests voting separately as a class will be entitled to elect two of the Partnership’s Directors.  The remaining directors of the Partnership will be subject to election by holders of the common limited partner interests and preferred limited partner interests voting together as a single class.

Partnership Structure

Total capitalization of the Partnership is approximately $678.8 million, consisting of approximately $419.0 million of initial common limited partner interests (the “Common Limited Interests”) held by SVCF, an approximately $9.8 million initial general partner interest (the “GP Interest”) held by SVOF/MM, $134 million of preferred limited partner interests (the “Preferred Limited Interests”) and $116 million under a senior secured revolving credit facility (the “Senior Facility”).  The Common Limited Interests, GP Interest, Preferred Limited Interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership.  Most of these investments are included in the collateral for the Senior Facility.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2009

1.  Organization and Nature of Operations (continued)

The Partnership will liquidate and distribute its assets and will be dissolved on June 30, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by SVCF as the holder of the Common Limited Interests.  However, the Partnership Agreement will prohibit liquidation of the Partnership prior to June 30, 2016 if the Preferred Limited Interests are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At June 30, 2009, the Partnership had 6,700 Preferred Limited Interests issued and outstanding with a liquidation preference of $20,000 per Preferred Interest.  The Preferred Limited Interests are redeemable at the option of the Partnership, subject to certain limitations. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Preferred Limited Interests or repay indebtedness, at the Partnership’s option.  Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Preferred Limited Interests, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act.  As of June 30, 2009, the Partnership was in full compliance with such requirements.

The Preferred Limited Interests accrue dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Preferred Limited Interests that are CP Conduits (as defined in the leveraging documents), the higher of (i) LIBOR plus 0.75% or (ii) the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments.

2.  Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).  In the opinion of the Investment Manager and the General Partner, the financial results of the Partnership included herein contain all adjustments necessary to present fairly the financial position of the Partnership as of June 30, 2009, the results of its operations and cash flows for the six months then ended, and the changes in net assets for the six months then ended and for the year ended December 31, 2008.  We have evaluated subsequent events through August 21, 2009, the date of issuance of the financial statements.  The following is a summary of the significant accounting policies of the Partnership.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2009

2.  Summary of Significant Accounting Policies (continued)

Investment Valuation

Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Series A Preferred.  Fair value is generally defined as the amount for which an investment could be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation.  Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers.  Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by one or more independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval.  Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible.  The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future.  The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

On January 1, 2008, the Partnership adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), which defines fair value, expands disclosures about fair value measurements, and establishes a hierarchy that prioritizes the inputs used to measure fair value.  The adoption of FAS 157 did not have a material impact on the Partnership's financial statements. The level category in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2009

2.  Summary of Significant Accounting Policies (continued)

At June 30, 2009, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$-
2	Other observable market inputs*	70,860,640
3	Independent third-party pricing sources that employ significant unobservable inputs	245,432,729
3	Internal valuations with significant unobservable inputs	20,679,169

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the six months ended June 30, 2009 were as follows:

	Independent Third Party Valuation	Investment Manager Valuation
Beginning balance	$268,078,662	$48,236,979
Net realized and unrealized gains (losses)	(6,933,887)	(4,321,017)
Net acquisitions and dispositions	(28,322,350)	-
Net transfers into (out of) category	12,610,304	(23,236,793)
Ending balance	$245,432,729	$20,679,169

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(2,889,194)	$(4,321,017)

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2009

2.  Summary of Significant Accounting Policies (continued)

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank.  Cash equivalents consist of highly liquid investments with an original maturity of three months or less. For purposes of reporting cash flows, cash consists of the cash held with brokerage firms and the custodian bank, and cash equivalents maturing within 90 days.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

Restricted Investments

The Partnership may invest in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments.  Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At June 30, 2009, the Partnership held foreign currency denominated investments with an aggregate fair value of approximately 5.6% of the Partnership’s total cash and investments.  Such positions were converted at the closing rate in effect at June 30, 2009 and reported in U.S. dollars.  Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions. The portion of gains and losses on foreign investments resulting from fluctuations in foreign currencies is included in net realized and unrealized gain or loss from investments.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2009

2.  Summary of Significant Accounting Policies (continued)

Investments in foreign companies and securities of foreign governments may involve special additional risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government.  These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in some foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange and interest rate risks, the Partnership has entered into several swap transactions.  All derivatives are recognized as either assets or liabilities in the statement of assets and liabilities. The transactions entered into are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period.

Gains from swaps during the six months ended June 30, 2009 were included in the Statement of Operations as follows:

Instrument	Location	Gains
Cross currency basis swaps	Net change in net unrealized depreciation on investments	$67,660

Valuations of swaps at June 30, 2009 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$(474,069)

Debt Issuance Costs

Costs of approximately $3.5 million were incurred in connection with placing the Partnership’s Senior Facility.  These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not expected to be material to the Partnership’s operations.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2009

2.  Summary of Significant Accounting Policies (continued)

Purchase Discounts

The majority of the Partnership’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP requires that discounts on corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. The process of accreting the purchase discount of a debt investment to par over the holding period results in accounting entries that increase the cost basis of the investment and record a noncash income accrual to the statement of operations. The Partnership considers it prudent to follow GAAP guidance that requires the Investment Manager to consider the collectibility of interest when making accruals. AICPA Statement of Position 93-1 discusses financial accounting and reporting for high yield debt investments for which, because of the credit risks associated with high yield and distressed debt investments, income recognition must be carefully considered and constantly evaluated for collectibility.

Accordingly, when accounting for purchase discounts, management recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated.  A reclassification entry is recorded at disposition to reflect purchase discounts on all realized investments.  For income tax purposes, the economic gain resulting from the sale of debt investments purchased at a discount is allocated between interest income and realized gains.

Income Taxes

The Partnership’s income or loss is reported in the partners’ income tax returns. Consequently, no income taxes are paid at the Partnership level or reflected in the Partnership’s financial statements.  The tax returns, the qualification of the Partnership, and the amount of allocable Partnership income or loss are subject to examination by federal and state taxing authorities for all tax years since inception.  No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) for U.S. federal income tax purposes of the investments of the Partnership at June 30, 2009 were as follows:

Unrealized appreciation	$34,198,214
Unrealized depreciation	(169,973,010)
Net unrealized depreciation	$(135,774,796)

Cost of investments	$472,273,265

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2009

2.  Summary of Significant Accounting Policies (continued)

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

3.  Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Common Limited Partner until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner until it has received 20% of all cumulative income and gain distributions.  80% of all remaining net income and gain distributions are allocated to the Common Limited Partner, with the remaining 20% allocated to the General Partner. Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period are allocated between the Common Limited Partner and the General Partner in a manner consistent with that used to determine distributions.

Distributions to the Common Limited Partner are generally based on the Common Limited Partner’s estimated taxable earnings from its interest in the Partnership, and are recorded on the ex-dividend date.  The timing of distributions is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions.  Any net long-term capital gains are distributed at least annually.  As of June 30, 2009, the Partnership had distributed $108,800,000 to the Common Limited Partner since inception.

4.  Management Fees and Other Expenses

The Partnership incurs an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to 1.0% of the sum of the maximum amount of the Preferred Limited Interests, the maximum amount available under the Senior Facility, and the net asset value of the Partnership at inception, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding, and by the amount of the Preferred Limited Interests when less than $1 million in liquidation value of preferred securities is outstanding. For purposes of computing the management fee, total capital during the six months ended June 30, 2009 was $678.8 million, consisting of an initial Partnership net asset value of $428.8 million, $134 million of Preferred Limited Interests and $116 million of debt commitments.  In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above.  As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager.  The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2009

 4.  Management Fees and Other Expenses (continued)

The Partnership pays all expenses incurred in connection with the business of the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5.  Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”) pursuant to which amounts may be drawn up to $116 million. The Senior Facility matures July 31, 2014, subject to extension by the lenders at the request of the Partnership for one 12-month period.

Advances under the Senior Facility bear interest at LIBOR plus 0.375% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of LIBOR plus 0.375% or the CP Conduit’s cost of funds plus 0.375%, subject to certain limitations. The weighted average interest rate on outstanding borrowings at June 30, 2009 was 0.76%. In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.20% per annum on the unused portion of the Senior Facility, or 0.25% per annum when less than $46,400,000 in borrowings are outstanding.

6.  Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Partnership to risk in the event that such parties are unable to fulfill contractual obligations.  Management does not anticipate any material losses from counterparties with whom it conducts business.

Consistent with standard business practice, the Partnership enters into contracts that contain a variety of indemnifications. The Partnership’s maximum exposure under these arrangements is unknown.  However, the Partnership expects the risk of loss to be remote.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2009

6.  Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk (continued)

The Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $2.4 million at June 30, 2009. These instruments are reflected at fair value and may be drawn up to the principal amount shown.

7.  Related Parties

From time to time the Partnership advances payments to third parties on behalf of the Common Limited Partner which are reimbursable through deductions from distributions to the Common Limited Partner.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2009

8.  Financial Highlights

	Six Months Ended			July 31, 2006
	June 30,2009	Year Ended	Year Ended	(Inception) to
	(Unaudited)	December 31, 2008	December 31, 2007	December 31, 2006

Return on invested assets (1), (2)	4.8%	(31.7)%	11.7%	8.4%

Gross return to common limited partner (1)	5.5%	(49.2)%	11.5%	10.3%
Less: General Partner profit allocation (1)	-	0.5%	(2.1)%	(2.1)%
Return to common limited partner (1), (3)	5.5%	(48.7)%	9.4%	8.2%

Ratios and Supplemental Data:
Ending net assets attributable to common limited partner	$206,798,544	$195,927,177	$392,503,508	$434,209,177

Net investment income / average common limited partner equity (4), (5), (6)	8.1%	7.0%	12.8%	10.4%

Expenses and General Partner allocation / average common equity
Operating expenses (4), (6)	4.8%	4.4%	4.5%	5.7%
General Partner allocation (1)	-	(1.0)%	2.3%	2.0%
Total expenses and General Partner allocation	4.8%	3.4%	6.8%	7.7%

Portfolio turnover rate (1), (7)	14.0%	33.3%	64.6%	17.3%
Weighted-average debt outstanding	$29,607,735	$123,873,973	$162,460,274	$168,292,208
Weighted-average interest rate	1.2%	3.7%	5.8%	5.8%

Annualized Inception to Date Performance Data as of June 30, 2009:
Return on common equity (3)	(14.2)%
Return on invested assets (2)	(4.8)%
Internal rate of return to common limited partner equity (8)	(11.5)%

(1)	Not annualized for periods of less than one year.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)
Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and Partnership expenses, including financing costs and management fees) calculated on a monthly geometrically linked, time-weighted basis.

(4)	Annualized for periods of less than one year.

(5)	Net of allocation to the General Partner.

(6)	These ratios include interest expense but do not reflect the effect of dividends on the preferred equity facility.

(7)	Excludes securities acquired from Special Value Bond Fund II, LLC and Special Value Absolute Return Fund, LLC at the inception of the Partnership.

(8)
Net of dividends on the preferred equity facility, allocations to the General Partner and fund expenses, including financing costs, and management fees.  Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays.  The internal rate of return presented assumes liquidation of the Partnership at net asset value as of the balance sheet date and is reduced by the organizational costs that were expensed at the inception of the Partnership.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Six Months Ended June 30, 2009

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

Anacomp, Inc., Common Stock	$4,971,987	$-	$-	$2,815,160
Anacomp, Inc., Promissory Note, LIBOR + 6.5% PIK, due 8/31/09	1,081,614	-	-	1,212,873
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK, due 3/12/13	7,259,224	-	-	7,846,795
EaglePicher Corporation, 1st Lien Tranche B Term Loan
LIBOR + 4.5%, due 12/31/12	6,946,821	-	-	7,533,281
EaglePicher Corporation, 2nd Lien Term Loan
LIBOR + 7.5%, due 12/31/13	5,862,500	-	(5,862,500)	-
EaglePicher Holdings, Inc., Common Stock	40,057,651	-	-	40,353,013
ESP Holdings, Inc., 1st Lien Revolver
LIBOR + 4.5%, due 06/30/09	79,263	-	(79,263)	-
ESP Holdings, Inc., 1st Lien Term Loan
LIBOR + 4.5%, due 6/30/09	1,244,052	-	(1,244,052)	-
ESP Holdings, Inc., 2nd Lien Term Loan
LIBOR + 10%, due 9/12/14	15,187,920	-	(15,187,920)	-
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory
Notes, 18% PIK, due 3/31/15	5,479,440	-	-	5,913,358
ESP Holdings, Inc., Common Stock	18,169,132	-	-	16,871,337
ESP Holdings, Inc., 15% PIK, Preferred Stock	5,283,853	-	-	5,160,563
International Wire Group, Inc., Common Stock	36,461,303	-	-	29,691,615
Interstate Fibernet, Inc., 1st Lien Term Loan,
LIBOR + 4%, due 7/31/13	8,189,645	-	-	9,304,835
Interstate Fibernet, Inc., 2nd Lien Senior Secured Note,
LIBOR + 7.5%, due 7/31/14	6,360,297	-	-	7,540,429
ITC^DeltaCom, Inc., Common Stock	5,445,034	-	-	10,890,068

Note to Schedule of Changes in Investments in Affiliates:

(1)
The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Partnership of 5% or more of the issuer's voting securities.

Special Value Continuation Partners, LP
 (A Delaware Limited Partnership)

Approval of Investment Management Agreements
(Unaudited)

On May 6, 2009, the Board of Directors of the Partnership, including the “non-interested” Directors (the “Independent Directors”), voted to approve the Investment Management Agreement and Co-Management Agreement (each a “Management Agreement” and collectively, the “Management Agreements”) for an additional one-year term.

In considering whether to recommend re-approval of the Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager, the Co-Manager, fund counsel and independent counsel.  The Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following.

(i) The nature, extent and quality of services provided by the Investment Manager and Co-Manager.  The Independent Directors reviewed the services that the Investment Manager and Co-Manager provide to the Partnership.  The Independent Directors noted the comprehensive range of such services and that the Investment Manager had developed reporting, valuation and other procedures that were customized to the specialized nature of the Partnership, and that the Investment Manager had expertise in administering such procedures.  In addition, the Independent Directors considered the size, education, background and experience of the Investment Manager’s and Co-Manager’s staff.  They also took into consideration the Investment Manager’s and Co-Manager’s quality of service and noted their longevity in the industry.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services expected to be provided by the Investment Manager and Co-Manager to the Partnership and the experience and expertise of the personnel performing such services was consistent with the nature, extent and quality expected of an Investment Manager of an investment vehicle such as the Partnership.

(ii) Investment performance of the Partnership and the Investment Manager. The Independent Directors reviewed the past investment performance of the Partnership and other funds for which the Investment Manager provides investment advisory services, both on an absolute basis and as compared to other funds that had invested in similar investments, as well as general market indices, and the Independent Directors noted that the Partnership had performed satisfactorily in light of the extremely adverse market conditions during 2008.  The Independent Directors discussed the circumstances surrounding the performance of the Partnership as well as actions to be taken and prospects for improved performance in the future.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Approval of Investment Management Agreements (Continued)
(Unaudited)

(iii) Cost of the services provided and profits realized by the Investment Manager from the relationship with the Partnership. The Independent Directors considered the cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager, the terms of which are summarized in the footnotes to the financial statements included in this report.  The Independent Directors also noted the types of expenses for which the Partnership or the Investment Manager and Co-Manager are responsible.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by the Investment Manager and by other managers that had somewhat comparable investment programs. The Independent Directors also noted that the compensation provisions had been subject to extensive discussion with several of the large institutional investors in the Partnership.

The Independent Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Partnership and information on the financial condition of the Investment Manager.  The Independent Directors noted that the Investment Manager and Co-Manager and their affiliates did not receive revenues from any other source, such as brokerage commissions or origination fees, in relation to the Partnership.  The Independent Directors found that the profits realized by the Investment Manager from its relationship with the Partnership were reasonable and consistent with the Investment Manager’s fiduciary duties.  The Independent Directors noted that the Co-Manager was unable to provide the Directors with the information requested on the profitability to the Co-Manager of its relationship with the Partnership.  The Independent Directors also found that the Investment Manager and Co-Manager each had the financial resources necessary to continue to carry out their respective functions.

The Independent Directors concluded that the management and performance fees for the Investment Manager and Co-Manager were reasonable.

(iv) The extent to which economies of scale would be realized as the Partnership grows and whether fee levels would reflect such economies of scale.  In light of the Partnership’s predetermined size and policy of distributing all realized income, the Independent Directors determined that the possibility of economies of scale was not relevant with respect to the current structure of the Partnership and accordingly did not consider whether fee levels would reflect any economies of scale.

In considering the Partnership’s Management Agreements, no single factor was determinative to the decision of the Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously recommended re-approval of each of the Management Agreements.

ITEM 2.    CODE OF ETHICS.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

Included in Semiannual Shareholder Report in Item 1.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)       The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely manner.

(b)       None.

ITEM 12.           EXHIBITS.

(a)       (1)      Not applicable for filing of Semiannual Reports to Shareholders.

(a)       (2)      Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)       (3)      Not applicable.

(b)      Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By:	/s/ Hugh Steven Wilson
Name:	Hugh Steven Wilson
Title:	Chief Executive Officer
Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson
Name:	Hugh Steven Wilson
Title:	Chief Executive Officer
Date:	August 28, 2009

By:	/s/ Paul L. Davis
Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	August 28, 2009